Note 16 - Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 16 - Income Tax (Details) [Line Items]
Tax Credit Carryforward, Duration Limit	20 years
Undistributed Earnings Of Foreign And Domestic Subsidiaries	$ 271,890,000	$ 186,121,000
Unrecognized Tax Benefits	4,333,000	8,020,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	4,333	8,226
Recovery Of Income Tax Interest And Penalties	26,000	29,000	38,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	125,000	151,000
Unrecognized Tax Benefits, Period Increase (Decrease)	$ 313
CANADA | Minimum [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	3 years
CANADA | Maximum [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	4 years
Domestic Tax Authority [Member] | Minimum [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	3 years
Domestic Tax Authority [Member] | Maximum [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	5 years
Minimum [Member] | Canada and United States [Member]
Note 16 - Income Tax (Details) [Line Items]
Tax Credit Carryforward, Duration Limit	14 years
Maximum [Member] | Canada and United States [Member]
Note 16 - Income Tax (Details) [Line Items]
Tax Credit Carryforward, Duration Limit	20 years
Australian Taxation Office [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	4 years